Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks - Schedule of Financial Information of Consolidated VIEs and their Subsidiaries (Details) - Variable Interest Entities and Subsidiaries [Member] - CNY (¥)
¥ in Thousands
	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Financial Information of Consolidated VIEs and their Subsidiaries [Line Items]
Cash and cash equivalents			¥ 2,519
Amounts due from VSA and its wholly-owned subsidiaries			32,980
Prepaid expenses and other current assets	2,439		10,042
Total current assets	2,439		45,541
Total assets	2,439		45,541
Accounts payable	5,426		2,202
Deferred revenue-current	107,915		113,399
Operating lease liabilities-current	2,531		2,613
Income taxes payable	48		48
Amounts due to VSA and its wholly-owned subsidiaries	(57,230)		32,979
Accrued expenses and other current liabilities	(20,063)		48,014
Total current liabilities	38,627		199,390
Operating lease liabilities-non current			1,665
Total non-current liabilities			1,665
Total liabilities	38,627		201,055
Net revenues	5,892	¥ 46,702
Net (loss)/ income from continuing operations	1,848	(12,960)
Net loss from discontinued operation		(13,171)
Net (loss)/ income	1,848	(26,131)
Net cash used in operating activities from continuing operations	(73,515)	(14,326)
Net cash used in operating activities from discontinued operation		(1,782)
Net cash used in investing activities from continuing operations		(3,200)
Net cash provided by financing activities from continuing operations	67,663	18,820
Net cash used in financing activities from discontinued operation		¥ (82)
Related Party
Schedule of Financial Information of Consolidated VIEs and their Subsidiaries [Line Items]
Amounts due to related parties			¥ 135